Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment at Cost
Property, plant and equipment, at cost as of December 31, 2015 and 2014, is as follows:

(in US$ millions)	2015	2014
Land and buildings	91.4	92.9
Tanks, jetties and installations	1,475.8	1,421.4
Other equipment	35.0	36.9
Construction work in progress	73.6	138.0
At cost	1,675.8	1,689.2
Less: accumulated depreciation	(448.6)	(412.4)
Total property, plant and equipment	1,227.2	1,276.8

Schedule of Property, Plant and Equipment by Geographical Location
The property, plant and equipment as of December 31, 2015 and 2014, specified by geographical location is as follows:

(in US$ millions)	2015	2014
Amsterdam, NL	203.8	193.9
Rotterdam, NL	239.7	276.6
Antwerp, BE	135.8	154.0
Europe	579.3	624.5
Florida, USA	128.2	132.9
Fujairah, UAE	169.3	176.0
Tanjung Bin, Malaysia	350.4	343.4
Rest of the world	647.9	652.3
Total	1,227.2	1,276.8